Hedging Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Detailed Information About Hedging Instruments [Abstract]
Summary of Hedging Derivative Financial Instruments
	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Hedging derivative financial liabilities
Cash flow hedge - forward exchange contracts	$1	$1

Outstanding Forward Exchange Contracts

The outstanding forward exchange contracts at the balance sheet dates were as follows:

	Currency	Maturity Period	Contract Amount (Millions)
December 31, 2016
Forward exchange contracts - buy	EUR/NT$	2017.03	EUR3/NT$102
December 31, 2017
Forward exchange contracts - buy	EUR/NT$	2018.03-06	EUR4/NT$142

Loss (Gain) Arising from Hedging Derivative Financial Instruments that have been Reclassified from Equity to Initial Cost of the Property, Plant and Equipment

Loss (gain) arising from the hedging derivative financial instruments that have been reclassified from equity to initial cost of the property, plant and equipment were as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Construction in progress and equipment to be accepted	$(18)	$(15)	$(2)